Secured Term Loan Facilities and Revolving Credit Facilities - March 2026 Senior Secured Term Loan (Details) $ in Thousands		6 Months Ended
	Mar. 02, 2026 USD ($) tranche vessel	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Debt Instrument [Line Items]
Proceeds from lines of credit		$ 118,221	$ 377,208
Secured Term Loan | March 2026 Senior Secured Term Loan | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 133,800
Debt instrument, number of tranches | tranche	2
Debt term	5 years
Debt term extension	12 months
Basis spread on variable rate (as a percent)	1.50%
Long-Term Line of Credit		$ 26,800
Balloon payment	$ 100,300
Secured Term Loan | March 2026 Senior Secured Term Loan | Line of Credit | Ethylene Vessel
Debt Instrument [Line Items]
Number of assets to be financed (in vessels) | vessel	2